Reserve for Share-Based Payments (Tables)	12 Months Ended
Jun. 30, 2025
Reserve For Share-based Payments
Schedule of stock option activity

	2025		2024		2023
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
	#	$	#	$	#	$
Opening Balance	62,137	51.48	112,493	97.89	124,653	93.99
Granted	—	—	19,231	USD 29.25	26,923	USD 32.50
Cancelled	—	—	(65,741)	USD 97.50	(11,391)	USD 97.50
Cancelled	—	—	(3,846)	USD 32.50	(27,692)	USD 32.50
Modified	62,137	USD 19.50	—	—	—	—
Ending Balance	62,137	USD 19.50	62,137	51.48	112,493	97.89

Schedule of stock options outstanding and exercisable

Date of expiry	Number of options outstanding	Number of options exercisable	Exercise price	Weighted average remaining contractual life
	#	#	$	Years
July 17, 2026	19,231	19,231	USD 19.50	1.04
November 18, 2026	7,521	7,521	USD 19.50	1.38
January 30, 2028	23,077	23,077	USD 19.50	2.58
May 24, 2029	12,308	12,308	USD 19.50	3.90
	62,137	62,137	USD 19.50	2.22